Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Earnings (Losses) from Continuing Operations Before Income Taxes and Noncontrolling Interests

Components of earnings (losses) from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
United States	$1,241,117	$407,666	$1,104,664
Foreign	57,542	(165,800)	42,624

	$1,298,659	$241,866	$1,147,288

Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Current:
Federal	$286,224	$285,856	$247,898
State	27,353	4,618	30,790
Foreign	13,211	5,198	19,235

Total current	326,788	295,672	297,923

Deferred:
Federal	71,777	(213,601)	76,356
State	5,193	(21,240)	2,530
Foreign	(5,515)	(11,995)	(8,085)

Total deferred	71,455	(246,836)	70,801

Total provision for income taxes	$398,243	$48,836	$368,724

Reconciliation of the Federal Statutory Tax Rate to Total Provisions

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2016	2015	2014
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	1.67%	-5.02%	3.40%
Federal research credit	-0.28%	-1.47%	-0.28%
Domestic manufacturing deduction	-2.11%	-9.98%	-2.39%
Equity in losses of foreign joint venture	0.27%	2.88%	0.89%
Impairment on investment in foreign joint venture	—	22.14%	—
Foreign rate differential	-1.05%	-5.04%	-0.97%
Noncontrolling interests	-2.81%	-16.27%	-3.03%
Out-of-period correction	-0.22%	-4.02%	-1.15%
Other, net	0.20%	1.97%	0.67%

Provision for income taxes	30.67%	20.19%	32.14%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Accrued liabilities and reserves	$195,787	$209,854
Allowance for doubtful accounts	15,511	12,912
Inventory	75,550	172,638
Post-retirement benefits	12,163	9,773
Commodity hedges	—	7,149
Net operating loss carryforward	11,544	14,690
Tax credit carryforwards	18,358	19,601

Total deferred tax assets	328,913	446,617

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(9,999)	(10,479)
Commodity hedges	(316)	—
Cumulative translation adjustments	—	(3,325)
Intangibles	(246,697)	(244,496)
Property, plant and equipment	(630,500)	(673,676)

Total deferred tax liabilities	(887,512)	(931,976)

Total net deferred tax liabilities	$(558,599)	$(485,359)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2016	2015	2014
Balance at beginning of year	$50,510	$63,001	$65,975
Additions based on tax positions related to current year	6,157	6,508	6,295
Reductions based on tax positions related to current year	—	—	—
Additions based on tax positions related to prior years	147	241	5,673
Reductions based on tax positions related to prior years	(8,201)	(13,294)	(7,449)
(Reductions) additions due to settlements with taxing authorities	(258)	930	—
Reductions due to statute of limitations lapse	(4,267)	(6,876)	(7,493)

Balance at end of year	$44,088	$50,510	$63,001